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                      SUPPLEMENT DATED JUNE 22, 2009 TO THE
                        PROSPECTUS DATED MAY 1, 2009 FOR
                           TRI-CONTINENTAL CORPORATION
                               (THE "CORPORATION")

Under the section "Investment Objective and Other Policies and Related Risks," the last sentence under the sub-section "Foreign Securities" is superseded and replaced as follows:

The Corporation may invest up to 25% of its net assets in foreign investments.

                                                              SL-9912-1 A (6/09)